Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 7. Stockholders’ Equity

Authorized Stock

The Company has 250,000,000 authorized shares of common stock with a par value of $0.001 per share. In September 2011, our stockholders approved an amendment to the Amended and Restated Articles of Incorporation to authorize a class of undesignated or "blank check" preferred stock, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions to be fixed by the Company's board of directors.

Designation of Class A Convertible Preferred Stock

On May 2, 2014, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 800,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class A Convertible Preferred Stock (“Preferred Stock”).

The rights, preferences, and privileges of the Preferred Stock are summarized as follows:

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Dividends shall accrue on shares of Preferred Stock at the rate of $0.96 per annum. Such dividends shall accrue day-to-day, shall be cumulative, and shall be payable on when, as, and if declared by the Board of Directors of the Company.

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In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Preferred Stock then outstanding shall be entitled to receive a liquidation preference payment equal to $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus any accrued dividends, but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon.

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Shares of Preferred Stock shall vote together with the common stock on an as-converted basis. Holders of the Preferred Stock will have thirty votes per share of Preferred Stock held compared to one vote for each share of the Company’s common stock.

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At any time after September 1, 2014, shares of Preferred Stock shall be convertible into thirty shares of common stock. In addition, accrued but unpaid dividends on the Preferred Stock, whether or not declared, will also be convertible into common stock after September 1, 2014 at the rate of one share for each $0.40 of dividend. Such conversion is subject to adjustment in the event of any stock split or combination, certain dividends and distributions, and any reorganization, recapitalization, reclassification, consolidation, or merger involving the Company.

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Shares of the Preferred Stock shall be subject to redemption by the Company at any time on or after January 15, 2017, upon payment of $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus all accrued but unpaid dividends, whether or not declared, thereon.

Issuance of Class A Convertible Preferred Stock

In May 2014, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Investors”) pursuant to certain subscription agreements and elections to convert between the Company and the Investors. Through June 30, 2014, aggregate gross cash proceeds of $1.0 million (approximately $770,700 after offering costs) were collected in exchange for the issuance of 86,797 shares of our Class A Convertible Preferred Stock, and warrants, exercisable for five years, to purchase up to a total of 694,376 shares of our common stock at an exercise price of $0.50 per share. The Company intends to use the net proceeds for working capital purposes.

Pursuant to the subscription agreements, the Company issued shares of a newly established Class A Convertible Preferred Stock and warrants to purchase common stock of Cryoport. The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase eight (8) shares of the Company’s common stock at an exercise price of $0.50 per share, which are immediately exercisable and may be exercised at any time on or before March 31, 2019.

Pursuant to the terms of the 5% Bridge Notes issued by the Company between December 2013 and March 2014 with a total original principal amount of $1,793,000, the issuance of the Units to Investors at $12.00 per Unit entitled the holders of the 5% Bridge Notes to convert up to the entire principal and accrued interest amount under the 5% Bridge Notes into Units at a rate of $10.80 per Unit. Through June 30, 2014, 5% Bridge Note holders totaling $1,743,000 in original principal sum elected to convert their 5% Bridge Notes, including accrued interest of $24,000, for Units in exchange for the issuance of 163,608 shares of our Class A Convertible Preferred Stock and warrants to purchase up to 1,308,864 shares of our commons stock at an exercise price of $0.50 per share. Two of the 5% Bridge Note holders that executed subscription agreements to convert 5% Bridge Notes in the aggregate principal amount of $220,000, are affiliates of the Company – Jerrell W. Shelton, the Company’s Chief Executive Officer, and GBR Investments, LLC, which is managed by Richard Rathmann, a Director and Chairman of the Board of Directors of the Company (collectively, the “Affiliates”).

The fair value of the beneficial conversion feature of the convertible preferred stock issuance and the relative fair value of the warrants issued, aggregated $1,947,700 through June 30, 2014. This amount is being accreted to accumulated deficit and additional paid in capital through September 1, 2014, the earliest date that the preferred stock becomes convertible. During the three months ended June 30, 2014, the Company accreted $741,800 of the $1,947,700 to accumulated deficit and additional paid-in capital.

Emergent Financial Group, Inc. served as the Company’s placement agent in this transaction and received, with respect to the gross proceeds received from Investors who converted their 5% Bridge Notes into Units (not including those conversions by the Affiliates), a commission of 3% and a non-accountable finance fee of 1% of such proceeds, and with respect to gross proceeds received from all other Investors, a commission of 10% and a non-accountable finance fee of 3% of the aggregate gross proceeds received from such Investors, plus reimbursement of legal expenses of up to $40,000. Emergent Financial Group, Inc. will also be issued a warrant to purchase three shares of common stock at an exercise price of $0.50 per share for each Unit issued in this transaction. The Company and Emergent Financial Group, Inc. have agreed that the offering of Units to new Investors will conclude on August 15, 2014.

As of June 30, 2014, 250,405 shares of Preferred Stock and 2,003,240 of the related warrants were outstanding for Investors and 689,145 warrants were outstanding for Emergent in connection with the Preferred Stock offering and the 5% Bridge Note conversions.

No dividends have been declared as of June 30, 2014, however, the cumulative preferred stock dividend of $27,700 is included in earnings per share (see Note 3) and the liquidation preference.

Common Stock Reserved for Future Issuance

As of June 30, 2014, approximately 75.6 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Exercise of stock options	11,998,275
Exercise of warrants	63,609,031
Total shares of common stock reserved for future issuances	75,607,306

Preferred shares of 250,405, which are convertible into 7,512,150 shares of common stock, were excluded from the above table as they are not exercisable until September 1, 2014.

Note 11. Stockholders’ Equity

Authorized Stock

The Company has 250,000,000 authorized shares of common stock with a par value of $0.001 per share. In September 2011, our stockholders approved an amendment to the Amended and Restated Articles of Incorporation to authorize a class of undesignated or "blank check" preferred stock, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions to be fixed by the Company's board of directors. In May 2014, our stockholders approved a Certificate of Designation, which designated 800,000 shares of preferred stock as Class A Preferred Stock (See Note 15).

Common Stock Reserved for Future Issuance

As of March 31, 2014, approximately 73.1 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Exercise of stock options	11,894,205
Exercise of warrants	61,194,343
Total shares of common stock reserved for future issuances	73,088,548